Fair Value Measurements - Summary of assets and liabilities that are measured at fair value on a recurring basis (Detail) - CIK 0001816261 Executive Network Partnering Corp - Fair Value, Recurring - USD ($)
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
US Government Securities [Member]
Fair Value Measurements
Investments held in Trust Account - U.S. Treasury Securities	$ 416,329,383	$ 414,052,978	$ 414,011,571
US Government Securities [Member] | Fair Value, Inputs, Level I
Fair Value Measurements
Investments held in Trust Account - U.S. Treasury Securities	416,329,383	414,052,978	414,011,571
Public Warrants [Member]
Fair Value Measurements
Warrant liabilities	9,625,500	7,027,650	10,764,000
Public Warrants [Member] | Fair Value, Inputs, Level I
Fair Value Measurements
Warrant liabilities	9,625,500	7,027,650	10,764,000
Private Warrants [Member]
Fair Value Measurements
Warrant liabilities	145,825	107,910	165,780
Private Warrants [Member] | Fair Value, Inputs, Level III
Fair Value Measurements
Warrant liabilities	$ 145,825	$ 107,910	$ 165,780